CONCENTRATION OF SALES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 24,947,401	$ 22,442,513
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Guard Service [Member]
Concentration Risk, Percentage	92.00%	92.00%
Guard Service [Member]
Revenues	$ 24,600,000	$ 22,100.000